INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current and deferred components of income tax expense (benefit)
Current	3,740	8,302	3,179
Deferred	392	(820)	(2,303)
INCOME TAXES
Total income tax expenses	4,132	7,482	876
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Current deferred tax assets
Deferred income-current	78	104
Accrued expenses	6,656	6,671
Less: Valuation allowance	(609)	(636)
Net current deferred tax assets	6,125	6,139
Noncurrent deferred tax assets
Deferred income-noncurrent		78
Net operating loss carry forwards	5,939	4,025
Less: Valuation allowance	(4,856)	(2,643)
Net noncurrent deferred tax assets	1,083	1,460
Limit on advertising expenses deductible for period, as a percentage of gross revenues. Amounts in excess of limit may be carried forward	15.00%
Deferred tax asset for investment of Xuecheng Century in Xueda information	0
PRC
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Xueda HK | Hong Kong
INCOME TAXES
Income tax rate (as a percent)	16.50%
Xuecheng Century (Beijing) Information Technology Co., Ltd. ("Xuecheng Century") | PRC
INCOME TAXES
Preferential income tax rate for certified software enterprise (as a percent)	12.50%	12.50%	12.50%
Xueda Information and its subsidiaries
INCOME TAXES
Net operating loss carry forwards	23,756